Convertible Note Payable to Former Parent	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Note Payable to Former Parent

NOTE 10 – CONVERTIBLE NOTE PAYABLE TO FORMER PARENT

On April 6, 2018, the Company issued a $475,000 convertible promissory note (the “2018 ARH Note”) to the Former Parent for services rendered and expense paid on behalf of the Company. The 2018 ARH Note has no stated interest rate or maturity date and is convertible into shares of the Company’s common stock at a conversion price of $3.50 per share at a time to be determined by the lender.

On April 11, 2018, the Former Parent elected to partially convert the 2018 ARH Note for the principal of $392,542 into 112,154 shares of the Company’s common stock.

As of December 31, 2019, the Company had an aggregate gross amount of $82,458 in convertible notes payable to Former Parent outstanding, net of debt discount of in the amount of $0, and a net balance of $82,458. As of December 31, 2018, the Company had an aggregate gross amount of $82,458 in convertible notes payable to Former Parent outstanding, net of debt discount in the amount of 43,178, and a net balance of $39,280.

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. As of December 31, 2019, the Company has an aggregate debt discount of $0, net of amortization expenses, related to the beneficial conversion feature on the convertible note payable to Former Parent and as of December 31, 2018 the Company has an aggregate debt discount of $10,883, net of amortization expenses related to the beneficial conversion feature on the convertible note payable to Former Parent. For the year ended December 31, 2019 the Company recorded aggregate debt discounts of $0 related to the beneficial conversion feature on the convertible note payable to Former Parent and for the year ended December 31, 2018 the Company recorded aggregate debt discounts of $475,000 related to the beneficial conversion feature on the convertible notes payable to the Former Parent, which were amortized over the expected terms of the note.